Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares
Consolidated Balance Sheets
Allowance for credit losses current	¥ 137,961	$ 21,057	¥ 111,869
Allowance for credit losses non-current	¥ 67,095	$ 10,241	¥ 71,421	$ 10,901
Ordinary shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	121,687,974	121,687,974	121,687,974	121,687,974
Ordinary shares, shares outstanding	121,551,075	121,551,075	121,551,075	121,551,075
Treasury stock, shares	136,899	136,899	136,899	136,899